Warranty	12 Months Ended
Dec. 31, 2011
Contingencies/Warranty [Abstract]
WARRANTY

14. WARRANTY

The following is a continuity of the Company’s warranty accruals:

	0000000	0000000	0000000
	2011	2010	2009

Balance, beginning of year	$68	$75	$75
Expense, net	46	32	31
Settlements	(38)	(37)	(35)
Foreign exchange and other	—	(2)	4

	$76	$68	$75